Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 3,795	¥ 10,424	¥ (1,629)
Amortization of net actuarial loss	412	1,320	1,156
Prior service credit due to amendments	367	(402)	0
Amortization of prior service credit	(66)	(178)	(820)
Total recognized in other comprehensive income (loss), pre-tax	4,508	11,164	(1,293)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	13,672	(2,308)	1,117
Amortization of net actuarial loss	500	313	739
Prior service credit due to amendments	(255)	(10)	1,097
Amortization of prior service credit	(320)	(269)	(208)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	(215)	(946)	524
Total recognized in other comprehensive income (loss), pre-tax	¥ 13,383	¥ (3,219)	¥ 3,270